Annual Operating Expenses - VIPInternationalCapitalAppreciationPortfolio-InvestorPRO - VIPInternationalCapitalAppreciationPortfolio-InvestorPRO - VIP International Capital Appreciation Portfolio - VIP International Capital Appreciation Portfolio - Investor Class
Apr. 29, 2023
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.90%